Stock-Based Compensation (Summary of non-vested options and changes during the year) (Details) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)	$ 0	$ 9.19	$ 8.92
Stock Incentive Plan and Omnibus Plan
Non-vested Shares
Non-vested beginning balance (in shares)	477,438
Granted (in shares)	0
Vested (in shares)	(19,664)
Forfeited (in shares)	(434,525)
Non-vested ending balance (in shares)	23,249	477,438
Weighted- Average Exercise Price
Non-vested beginning balance (in dollars per share)	$ 18.31
Granted (in dollars per share)	0
Vested (in dollars per share)	17.97
Forfeited (in dollars per share)	18.34
Non-vested ending balance (in dollars per share)	18.07	$ 18.31
Weighted-Average Grant-Date Fair Value
Non-vested beginning balance (in dollars per share)	9.35
Granted (in dollars per share)	0
Vested (in dollars per share)	8.93
Forfeited (in dollars per share)	9.39
Non-vested ending balance (in dollars per share)	$ 9.06	$ 9.35